Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 12, 2021	Sep. 30, 2021	Aug. 12, 2021
Commitments and Contingencies (Details) [Line Items]
Founder shares percentage		50.00%
Common stock equals or exceeds per shares (in Dollars per share)		$ 12.5
Business combination remaining percentage		50.00%
Underwriters sales (in Dollars)	$ 100	$ 100
Option to purchase share	300,000	300,000
Option to purchase (in Dollars per share)	$ 11.5	$ 11.5
Option units	300,000	300,000
Common stock shares	300,000	300,000
Warrants purchased	300,000	300,000
Registration rights description	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement of which this prospectus forms a part, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement of which this prospectus forms a part.	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.
(in Dollars)	$ 100		$ 100
Underwriting discount per share (in Dollars per share)	$ 0.55
Aggregate underwriter (in Dollars)	$ 2,750,000
Expires sales in offering	5 years
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercised shares	345,000	344,035
Purchase up additional units	750,000
Aggregate underwriter (in Dollars)	$ 3,162,500